Segment Information and Geographic Data - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total consolidated revenue	$ 11,875	$ 30,918	$ 23,814
Other revenue2	184	167	2,073
Segment gross profit	4,293	14,744	10,094
Total operating expenses	31,716	28,044	20,530
Loss before income tax expense	(28,857)	(15,219)	(13,045)
Income tax income / (expense) from continuing operations	(3,086)	(230)	3,238
Segment assets	114,688	47,801
Operating Segment
Segment Reporting Information [Line Items]
Total consolidated revenue	11,875	30,918	23,814
Total consolidated revenue	10,981	30,058	23,198
Intersegment revenue	(0)	(0)	(0)
Elimination of intersegment profits
Other revenue2	894	860	616
Cost of revenue	7,253	16,009	13,399
Segment gross profit	3,728	14,049	9,799
Total operating expenses	21,011	13,603	7,233
Other segment items	842	3,510	61
Loss before income tax expense	(18,125)	(3,064)	2,505
Other profit or loss2	(10,732)	(12,155)	(15,550)
Interest revenue	771	93
Interest expense	566	298	250
Depreciation and amortization	630	571	408
Income tax income / (expense) from continuing operations	(3,077)	(218)	3,251
Segment assets	123,902	47,694	21,587
Semiconductors Segment
Segment Reporting Information [Line Items]
Total consolidated revenue	10,981	30,058	23,198
Intersegment revenue		(0)	(0)
Cost of revenue	7,253	16,009	13,399
Segment gross profit	3,728	14,049	9,799
Total operating expenses	12,845	12,300	7,233
Other segment items	(109)	(1,706)	61
Loss before income tax expense	(9,008)	3,455	2,505
Interest revenue	160	88
Interest expense	95	109	250
Depreciation and amortization	628	571	408
Income tax income / (expense) from continuing operations	(3,077)	(218)	3,251
Segment assets	13,564	23,736	$ 21,587
Corporate
Segment Reporting Information [Line Items]
Intersegment revenue	(0)	(0)
Cost of revenue
Segment gross profit
Total operating expenses	8,166	1,303
Other segment items	951	5,216
Loss before income tax expense	(9,117)	(6,519)
Interest revenue	611	5
Interest expense	471	189
Depreciation and amortization	2
Income tax income / (expense) from continuing operations	0	0
Segment assets	$ 110,338	$ 23,958